Fees Summary	Mar. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	18,540.00
Total Fee Amount	27,620.00
Total Offset Amount	0.00
Net Fee	$ 9,080.00